Cover	Apr. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2022
Entity File Number	001-34449
Entity Registrant Name	PLANET GREEN HOLDINGS CORP.
Entity Central Index Key	0001117057
Entity Tax Identification Number	87-0430320
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	36-10 Union St.
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code	718
Local Phone Number	799-0380
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PLAG
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false